Cover	Dec. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed by Mawson Infrastructure Group Inc. (the “Company”) on December 23, 2022 (the “Original 8-K”). The Original 8-K was filed with the U.S. Securities and Exchange Commission to report the commencement of a written consent solicitation of the Company’s stockholders (the “Consent Solicitation”) to vote on an amendment to its Certificate of Incorporation to (i) effectuate a reverse stock split of all of the outstanding shares of the Company’s common stock, par value $0.001 per share (“Common Stock”) at a ratio of 1-6 (“Reverse Stock Split”) and (ii) decrease the Company’s authorized Common Stock from 120,000,000 shares to 90,000,000 shares (“the Capitalization Reduction”), as well as to disclose the initial results of the Consent Solicitation. The sole purpose of this amendment is to disclose, in accordance with Instruction 1 to Item 5.07 of Form 8-K, the final results of the Consent Solicitation.
Document Period End Date	Dec. 22, 2022
Entity File Number	001-40849
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Clark Street
Entity Address, City or Town	Sharon
Entity Address, State or Province	PA
Entity Address, Country	US
Entity Address, Postal Zip Code	16146
City Area Code	61 02
Local Phone Number	8624 6130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false